Rollforward of Uncertain Tax Positions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Uncertain tax positions including permanent and temporary differences
Balance at beginning of period	$ 10	$ 36	$ 36
Additions for current year tax positions		2	1
Additions for prior year tax positions	(1)		1
Reductions for prior years' tax positions		(28)	(2)
Balance at end of period	$ 9	$ 10	$ 36